INTANGIBLE ASSETS AND GOODWILL (Narrative) (Detail)	12 Months Ended
Nov. 30, 2019 CAD ($)
Intangible assets and goodwill [abstract]
Impairment loss	$ 1,315,678
Development Cost	$ 399,720